Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 23, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
American Independence Kansas Tax-Exempt Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS Series Trust

American Independence Kansas Tax-Exempt Bond Fund (the “Fund”)

Institutional (SEKSX)

Class A (IKSTX)

Supplement dated October 23, 2019 to the Fund’s Prospectus and Summary Prospectus, each dated January 28, 2019, as may have been subsequently amended and revised

In the “Principal Investment Strategies of the Fund” section, the following paragraph replaces the existing substantially similar disclosure on page 10 of the Prospectus and page 2 of the Summary Prospectus:

“The Fund will invest primarily in general obligation and revenue bonds. If any security held by the Fund falls below investment grade, the Adviser will put the security on its credit watch list and will generally sell the security within 90 days of such credit downgrade. The Fund does not intend to principally invest in any particular sector of the municipal bond market.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE